COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at end	21,145,000
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	203,252	203,252
Issuance of warrants
Warrants expired	(203,252)
Conversion of warrants in Business Combination
Warrants Outstanding at end		203,252
Series D 1 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	162,601	162,601
Issuance of warrants
Warrants expired
Conversion of warrants in Business Combination	(162,601)
Warrants Outstanding at end		162,601
Series H Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	139,428
Issuance of warrants	6,503	139,428
Warrants expired
Conversion of warrants in Business Combination	(145,931)
Warrants Outstanding at end		139,428